Segment information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) Customer	Mar. 31, 2024 USD ($) Customer	Mar. 31, 2023 INR (₨) Customer	Mar. 31, 2022 INR (₨) Customer
Disclosure of operating segments [line items]
Revenue	₨ 81,319	$ 976	₨ 78,223	₨ 59,349
Percentage of entity revenue	10.00%	10.00%
Number of major customers more than ten percentage of revenue | Customer	2	2	1	5
One Major Customer [Member]
Disclosure of operating segments [line items]
Revenue			₨ 11,747
One Major Customer [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue			5,138
One Major Customer [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue			₨ 6,609
Two Major Customer [Member]
Disclosure of operating segments [line items]
Revenue	₨ 23,343
Two Major Customer [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue	15,983
Two Major Customer [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue	₨ 7,360
Five Major Customers [Member]
Disclosure of operating segments [line items]
Revenue				₨ 35,290
Five Major Customers [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue				22,510
Five Major Customers [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue				₨ 12,780